Distribution Date:	10/20/25	BANK5 2023-5YR3
Determination Date:	10/14/25
Next Distribution Date:	11/18/25
Record Date:	09/30/25	Commercial Mortgage Pass-Through Certificates
Series 2023-5YR3

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Banc of America Merrill Lynch Commercial Mortgage Inc.
Certificate Factor Detail	3		Leland F. Bunch, III	(646) 855-3953
Certificate Interest Reconciliation Detail	4		Bank of America Tower, One Bryant Park | New York, NY 10036 | United States
		Certificate Administrator	Computershare Trust Company, N.A.
Exchangeable Certificate Detail	5
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Exchangeable Certificate Factor Detail	6				trustadministrationgroup@computershare.com
Additional Information	7		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Bond / Collateral Reconciliation - Cash Flows	8	Master Servicer	Trimont LLC
Bond / Collateral Reconciliation - Balances	9		Attention: CMBS Servicing		trimont.commercial.servicing@cms.trimont.com
			550 S. Tryon Street, Suite 2400 | Charlotte, NC 28202 | United States
Current Mortgage Loan and Property Stratification	10-14
		Special Servicer	Greystone Servicing Company LLC
Mortgage Loan Detail (Part 1)	15-16
			Attention: Amy Dixon, General Counsel		amy.dixon@greyco.com
Mortgage Loan Detail (Part 2)	17-18		5221 N. O’Connor Blvd., Suite 800 | Irving, TX 75039 | United States
Principal Prepayment Detail	19	Trustee	Computershare Trust Company, N.A.
Historical Detail	20		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Delinquency Loan Detail	21				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Collateral Stratification and Historical Detail	22
		Operating Advisor & Asset	Pentalpha Surveillance LLC
Specially Serviced Loan Detail - Part 1	23	Representations Reviewer
Specially Serviced Loan Detail - Part 2	24		Attention: Transaction Manager		notices@pentalphasurveillance.com
			501 John James Audubon Parkway, Suite 401 | Amherst, NY 14228 | United States
Modified Loan Detail	25
Historical Liquidated Loan Detail	26
Historical Bond / Collateral Loss Reconciliation Detail	27
Interest Shortfall Detail - Collateral Level	28
Supplemental Notes	29

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 29

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-2	06211EAA9	6.255000%	255,600,000.00	255,361,477.76	12,504.03	1,331,071.70	0.00	0.00	1,343,575.73	255,348,973.73	30.01%	30.00%
A-3	06211EAF8	6.724000%	333,634,000.00	333,634,000.00	0.00	1,869,462.51	0.00	0.00	1,869,462.51	333,634,000.00	30.01%	30.00%
A-S	06211EAP6	7.315153%	99,959,000.00	99,959,000.00	0.00	609,346.17	0.00	0.00	609,346.17	99,959,000.00	18.13%	18.13%
B	06211EAU5	7.315153%	42,088,000.00	42,088,000.00	0.00	256,566.81	0.00	0.00	256,566.81	42,088,000.00	13.13%	13.13%
C	06211EAZ4	7.315153%	31,566,000.00	31,566,000.00	0.00	192,425.11	0.00	0.00	192,425.11	31,566,000.00	9.38%	9.38%
D	06211EBN0	4.000000%	14,731,000.00	14,731,000.00	0.00	49,103.33	0.00	0.00	49,103.33	14,731,000.00	7.63%	7.63%
E	06211EBQ3	4.000000%	8,418,000.00	8,418,000.00	0.00	28,060.00	0.00	0.00	28,060.00	8,418,000.00	6.63%	6.63%
F	06211EBS9	5.476000%	15,783,000.00	15,783,000.00	0.00	72,023.09	0.00	0.00	72,023.09	15,783,000.00	4.75%	4.75%
G	06211EBU4	5.476000%	10,522,000.00	10,522,000.00	0.00	48,015.39	0.00	0.00	48,015.39	10,522,000.00	3.50%	3.50%
H*	06211EBW0	5.476000%	29,462,243.00	29,462,243.00	0.00	134,386.79	0.00	0.00	134,386.79	29,462,243.00	0.00%	0.00%
RR Interest	06211ECC3	7.315153%	44,303,328.64	44,290,774.83	658.11	269,991.72	0.00	0.00	270,649.83	44,290,116.72	0.00%	0.00%
V	U1000EAK0	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	06211ECA7	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular Sub Total			886,066,571.64	885,815,495.59	13,162.14	4,860,452.62	0.00	0.00	4,873,614.76	885,802,333.45

X-A	06211EAM3	0.794490%	589,234,000.00	588,995,477.76	0.00	389,959.27	0.00	0.00	389,959.27	588,982,973.73
X-D	06211EBE0	3.315153%	23,149,000.00	23,149,000.00	0.00	63,952.07	0.00	0.00	63,952.07	23,149,000.00
X-F	06211EBG5	1.839153%	15,783,000.00	15,783,000.00	0.00	24,189.46	0.00	0.00	24,189.46	15,783,000.00
X-G	06211EBJ9	1.839153%	10,522,000.00	10,522,000.00	0.00	16,126.31	0.00	0.00	16,126.31	10,522,000.00
X-H	06211EBL4	1.839153%	29,462,243.00	29,462,243.00	0.00	45,154.65	0.00	0.00	45,154.65	29,462,243.00
Notional Sub Total			668,150,243.00	667,911,720.76	0.00	539,381.76	0.00	0.00	539,381.76	667,899,216.73

Deal Distribution Total					13,162.14	5,399,834.38	0.00	0.00	5,412,996.52

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 29

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-2	06211EAA9	999.06681440	0.04892031	5.20763576	0.00000000	0.00000000	0.00000000	0.00000000	5.25655606	999.01789409
A-3	06211EAF8	1,000.00000000	0.00000000	5.60333332	0.00000000	0.00000000	0.00000000	0.00000000	5.60333332	1,000.00000000
A-S	06211EAP6	1,000.00000000	0.00000000	6.09596104	0.00000000	0.00000000	0.00000000	0.00000000	6.09596104	1,000.00000000
B	06211EAU5	1,000.00000000	0.00000000	6.09596108	0.00000000	0.00000000	0.00000000	0.00000000	6.09596108	1,000.00000000
C	06211EAZ4	1,000.00000000	0.00000000	6.09596116	0.00000000	0.00000000	0.00000000	0.00000000	6.09596116	1,000.00000000
D	06211EBN0	1,000.00000000	0.00000000	3.33333311	0.00000000	0.00000000	0.00000000	0.00000000	3.33333311	1,000.00000000
E	06211EBQ3	1,000.00000000	0.00000000	3.33333333	0.00000000	0.00000000	0.00000000	0.00000000	3.33333333	1,000.00000000
F	06211EBS9	1,000.00000000	0.00000000	4.56333333	0.00000000	0.00000000	0.00000000	0.00000000	4.56333333	1,000.00000000
G	06211EBU4	1,000.00000000	0.00000000	4.56333302	0.00000000	0.00000000	0.00000000	0.00000000	4.56333302	1,000.00000000
H	06211EBW0	1,000.00000000	0.00000000	4.56132244	0.00201105	0.05467065	0.00000000	0.00000000	4.56132244	1,000.00000000
RR Interest	06211ECC3	999.71663958	0.01485464	6.09416331	0.00007042	0.00193665	0.00000000	0.00000000	6.10901795	999.70178494
V	U1000EAK0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	06211ECA7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	06211EAM3	999.59519946	0.00000000	0.66180714	0.00000000	0.00000000	0.00000000	0.00000000	0.66180714	999.57397864
X-D	06211EBE0	1,000.00000000	0.00000000	2.76262776	0.00000000	0.00000000	0.00000000	0.00000000	2.76262776	1,000.00000000
X-F	06211EBG5	1,000.00000000	0.00000000	1.53262751	0.00000000	0.00000000	0.00000000	0.00000000	1.53262751	1,000.00000000
X-G	06211EBJ9	1,000.00000000	0.00000000	1.53262783	0.00000000	0.00000000	0.00000000	0.00000000	1.53262783	1,000.00000000
X-H	06211EBL4	1,000.00000000	0.00000000	1.53262771	0.00000000	0.00000000	0.00000000	0.00000000	1.53262771	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 29

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-2	09/01/25 - 09/30/25	30	0.00	1,331,071.70	0.00	1,331,071.70	0.00	0.00	0.00	1,331,071.70	0.00
A-3	09/01/25 - 09/30/25	30	0.00	1,869,462.51	0.00	1,869,462.51	0.00	0.00	0.00	1,869,462.51	0.00
X-A	09/01/25 - 09/30/25	30	0.00	389,959.27	0.00	389,959.27	0.00	0.00	0.00	389,959.27	0.00
X-D	09/01/25 - 09/30/25	30	0.00	63,952.07	0.00	63,952.07	0.00	0.00	0.00	63,952.07	0.00
X-F	09/01/25 - 09/30/25	30	0.00	24,189.46	0.00	24,189.46	0.00	0.00	0.00	24,189.46	0.00
X-G	09/01/25 - 09/30/25	30	0.00	16,126.31	0.00	16,126.31	0.00	0.00	0.00	16,126.31	0.00
X-H	09/01/25 - 09/30/25	30	0.00	45,154.65	0.00	45,154.65	0.00	0.00	0.00	45,154.65	0.00
A-S	09/01/25 - 09/30/25	30	0.00	609,346.17	0.00	609,346.17	0.00	0.00	0.00	609,346.17	0.00
B	09/01/25 - 09/30/25	30	0.00	256,566.81	0.00	256,566.81	0.00	0.00	0.00	256,566.81	0.00
C	09/01/25 - 09/30/25	30	0.00	192,425.11	0.00	192,425.11	0.00	0.00	0.00	192,425.11	0.00
D	09/01/25 - 09/30/25	30	0.00	49,103.33	0.00	49,103.33	0.00	0.00	0.00	49,103.33	0.00
E	09/01/25 - 09/30/25	30	0.00	28,060.00	0.00	28,060.00	0.00	0.00	0.00	28,060.00	0.00
F	09/01/25 - 09/30/25	30	0.00	72,023.09	0.00	72,023.09	0.00	0.00	0.00	72,023.09	0.00
G	09/01/25 - 09/30/25	30	0.00	48,015.39	0.00	48,015.39	0.00	0.00	0.00	48,015.39	0.00
H	09/01/25 - 09/30/25	30	1,544.43	134,446.04	0.00	134,446.04	59.25	0.00	0.00	134,386.79	1,610.72
RR Interest	09/01/25 - 09/30/25	30	82.18	269,994.84	0.00	269,994.84	3.12	0.00	0.00	269,991.72	85.80
Totals			1,626.61	5,399,896.75	0.00	5,399,896.75	62.37	0.00	0.00	5,399,834.38	1,696.52

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 29

				Exchangeable Certificate Detail
		Pass-Through	Maximum Initial				Prepayment
Class	CUSIP	Rate	Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Exchangeable Certificate Details
A-2 (EC)	N/A	6.255000%	255,600,000.00	255,361,477.76	12,504.03	1,331,071.70	0.00	0.00	1,343,575.73	255,348,973.73
A-2-1	06211EAB7	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2-2	06211EAC5	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2-X1	06211EAD3	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2-X2	06211EAE1	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3 (EC)	N/A	6.724000%	333,634,000.00	333,634,000.00	0.00	1,869,462.51	0.00	0.00	1,869,462.51	333,634,000.00
A-3-1	06211EAG6	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3-2	06211EAH4	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3-X1	06211EAK7	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3-X2	06211EAL5	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S (EC)	N/A	7.315153%	99,959,000.00	99,959,000.00	0.00	609,346.17	0.00	0.00	609,346.17	99,959,000.00
A-S-1	06211EAQ4	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S-2	06211EAR2	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S-X1	06211EAS0	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S-X2	06211EAT8	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S-X2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (EC)	N/A	7.315153%	42,088,000.00	42,088,000.00	0.00	256,566.81	0.00	0.00	256,566.81	42,088,000.00
B-1	06211EAV3	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B-2	06211EAW1	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B-X1	06211EAX9	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B-X2	06211EAY7	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (EC)	N/A	7.315153%	31,566,000.00	31,566,000.00	0.00	192,425.11	0.00	0.00	192,425.11	31,566,000.00
C-1	06211EBA8	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C-2	06211EBB6	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C-X1	06211EBC4	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C-X2	06211EBD2	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			762,847,000.00	762,608,477.76	12,504.03	4,258,872.30	0.00	0.00	4,271,376.33	762,595,973.73

© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 29

			Exchangeable Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Certificates
A-2-1	06211EAB7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2-2	06211EAC5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3-1	06211EAG6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3-2	06211EAH4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S-1	06211EAQ4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S-2	06211EAR2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
B-1	06211EAV3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
B-2	06211EAW1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
C-1	06211EBA8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
C-2	06211EBB6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
A-2-X1	06211EAD3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2-X2	06211EAE1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3-X1	06211EAK7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3-X2	06211EAL5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S-X1	06211EAS0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S-X2	06211EAT8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
B-X1	06211EAX9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
B-X2	06211EAY7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
C-X1	06211EBC4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
C-X2	06211EBD2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 6 of 29

	Additional Information

Total Available Distribution Amount (1)	5,412,996.52
Non-Retained Available Funds	5,143,957.44
Retained Available Funds	270,734.60
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 7 of 29

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	5,413,192.38	Master Servicing Fee	3,965.04
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	7,625.40
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	369.09
ARD Interest	0.00	Operating Advisor Fee	1,188.47
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	147.64
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	5,413,192.38	Total Fees	13,295.63

Principal		Expenses/Reimbursements
Scheduled Principal	13,162.14	Reimbursement for Interest on Advances	62.37
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	0.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	13,162.14	Total Expenses/Reimbursements	62.37

		Interest Reserve Deposit	0.00

Other		Payments to Certificate holders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	5,399,834.38
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	13,162.14
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	5,412,996.52
Total Funds Collected	5,426,354.52	Total Funds Distributed	5,426,354.52

© 2021 Computershare. All rights reserved. Confidential.			Page 8 of 29

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	885,815,496.58	885,815,496.58	Beginning Certificate Balance	885,815,495.59
(-) Scheduled Principal Collections	13,162.14	13,162.14	(-) Principal Distributions	13,162.14
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	885,802,334.44	885,802,334.44	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	885,815,496.58	885,815,496.58	Ending Certificate Balance	885,802,333.45
Ending Actual Collateral Balance	885,802,334.44	885,802,334.44

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.99)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.99)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	7.32%
			UC / (OC) Interest	(0.01)
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 9 of 29

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
$5,000,000 or less	5	19,150,000.00	2.16%	34	7.6023	1.342789	1.70 or less	34	665,277,334.44	75.10%	34	7.4274	1.389450
$5,000,001 to $15,000,000	15	155,125,000.00	17.51%	34	7.5556	1.556541	1.71 to 2.10	6	117,200,000.00	13.23%	33	7.4754	1.840905
$15,000,001 to $25,000,000	13	266,702,334.44	30.11%	33	7.4207	1.467827	2.11 to 2.509	3	88,325,000.00	9.97%	34	6.6105	2.165430
$25,000,001 to $35,000,000	3	91,650,000.00	10.35%	33	7.1009	1.706559	2.51 or greater	1	15,000,000.00	1.69%	33	6.2980	2.543700
$35,000,001 to $55,000,000	7	288,175,000.00	32.53%	34	6.9696	1.560113	Totals	44	885,802,334.44	100.00%	34	7.3332	1.546102
$55,000,001 or greater	1	65,000,000.00	7.34%	34	8.3030	1.613900
Totals	44	885,802,334.44	100.00%	34	7.3332	1.546102
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 29

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Alabama	3	2,166,722.00	0.24%	35	6.1335	1.938657
							Industrial	3	30,309,646.00	3.42%	35	6.7542	2.004476
Arizona	1	12,100,000.00	1.37%	35	8.9900	1.097100
							Lodging	6	146,400,000.00	16.53%	34	7.4662	1.656817
Arkansas	1	1,570,965.00	0.18%	35	5.8000	2.129000
							Mixed Use	5	99,000,000.00	11.18%	33	7.3253	1.282030
California	3	55,650,000.00	6.28%	35	6.3025	1.572081
							Mobile Home Park	1	6,350,000.00	0.72%	35	7.2600	1.252300
Colorado	1	710,349.00	0.08%	35	5.8000	2.129000
							Multi-Family	4	41,900,000.00	4.73%	35	7.1991	1.363478
Connecticut	1	45,000,000.00	5.08%	35	7.7950	1.476500
							Office	6	170,302,334.44	19.23%	32	7.2760	1.628248
Florida	2	60,700,000.00	6.85%	33	7.2579	1.718843
							Other	1	11,000,000.00	1.24%	35	8.6000	0.603600
Georgia	1	12,300,000.00	1.39%	34	7.7400	1.954500
							Retail	25	364,390,354.00	41.14%	34	7.3361	1.549362
Illinois	3	30,451,331.00	3.44%	35	7.7757	1.344185
							Self Storage	14	16,150,000.00	1.82%	35	7.3116	1.211646
Indiana	1	2,231,225.00	0.25%	35	5.8000	2.129000
							Totals	65	885,802,334.44	100.00%	34	7.3332	1.546102
Kansas	1	15,709,646.00	1.77%	35	5.8000	2.129000

Kentucky	3	3,237,553.00	0.37%	35	5.8000	2.129000

Louisiana	1	728,563.00	0.08%	35	5.8000	2.129000

Maryland	1	44,900,000.00	5.07%	33	7.2550	1.813500

Massachusetts	1	15,000,000.00	1.69%	33	6.2980	2.543700

Michigan	9	4,025,000.00	0.45%	35	7.5000	1.158600

Missouri	4	5,860,260.00	0.66%	34	6.3679	1.249298

Nevada	1	39,250,000.00	4.43%	32	6.9911	1.469500

New Jersey	3	30,425,000.00	3.43%	32	6.3959	1.531251

New York	11	266,843,260.00	30.12%	33	7.4046	1.276785

North Carolina	2	34,631,225.00	3.91%	35	6.8160	2.127316

Texas	6	101,752,334.44	11.49%	33	7.6111	1.596682

Virginia	4	98,100,000.00	11.07%	34	8.1752	1.562450

Wisconsin	1	2,458,901.00	0.28%	35	5.8000	2.129000

Totals	65	885,802,334.44	100.00%	34	7.3332	1.546102

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 11 of 29

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	5.9999% or less	3	95,825,000.00	10.82%	34	5.8354	1.780398	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	6.0000% to 6.9999%	8	156,150,000.00	17.63%	33	6.7823	1.629000	13 months or greater	44	885,802,334.44	100.00%	34	7.3332	1.546102
	7.0000% to 7.9999%	25	482,375,000.00	54.46%	34	7.4614	1.521689	Totals	44	885,802,334.44	100.00%	34	7.3332	1.546102
	8.0000% or greater	8	151,452,334.44	17.10%	34	8.4403	1.390148
	Totals	44	885,802,334.44	100.00%	34	7.3332	1.546102
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 29

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	60 months or less	44	885,802,334.44	100.00%	34	7.3332	1.546102	Interest Only	43	868,750,000.00	98.07%	34	7.3165	1.550833
	Totals	44	885,802,334.44	100.00%	34	7.3332	1.546102	359 months or less	1	17,052,334.44	1.93%	31	8.1800	1.305100
								360 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	44	885,802,334.44	100.00%	34	7.3332	1.546102
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 13 of 29

Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
Underwriter's Information		8	110,000,000.00	12.42%	33	7.6053	1.520909			No outstanding loans in this group
	Totals	44	885,802,334.44	100.00%	34	7.3332	1.546102

(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 14 of 29

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	300802399	RT	Richmond	VA	Actual/360	8.303%	449,745.83	0.00	0.00	N/A	08/01/28	--	65,000,000.00	65,000,000.00	10/01/25
1A	300802400				Actual/360	8.303%	103,787.50	0.00	0.00	N/A	08/01/28	--	15,000,000.00	15,000,000.00	10/01/25
2	300802379	OF	New York	NY	Actual/360	7.440%	186,000.00	0.00	0.00	N/A	07/06/28	--	30,000,000.00	30,000,000.00	10/06/25
2A	300802380				Actual/360	7.440%	155,000.00	0.00	0.00	N/A	07/06/28	--	25,000,000.00	25,000,000.00	10/06/25
2B	300802381				Actual/360	7.440%	124,000.00	0.00	0.00	N/A	07/06/28	--	20,000,000.00	20,000,000.00	10/06/25
3	310963041	RT	Brooklyn	NY	Actual/360	6.873%	229,100.00	0.00	0.00	N/A	06/05/28	--	40,000,000.00	40,000,000.00	10/05/25
3A	310964802				Actual/360	6.873%	57,275.00	0.00	0.00	N/A	06/05/28	--	10,000,000.00	10,000,000.00	10/05/25
4	310965039	RT	West Hartford	CT	Actual/360	7.795%	292,312.50	0.00	0.00	N/A	09/06/28	--	45,000,000.00	45,000,000.00	10/06/25
5	310964272	LO	Annapolis	MD	Actual/360	7.255%	271,457.92	0.00	0.00	N/A	07/11/28	--	44,900,000.00	44,900,000.00	10/11/25
6	327550006	RT	Staten Island	NY	Actual/360	7.820%	272,070.83	0.00	0.00	N/A	09/06/28	--	41,750,000.00	41,750,000.00	10/06/25
7	327550007	MU	Orlando	FL	Actual/360	7.080%	240,130.00	0.00	0.00	N/A	07/01/28	--	40,700,000.00	40,700,000.00	10/01/25
8	231008453	RT	Fullerton	CA	Actual/360	5.865%	195,011.25	0.00	0.00	N/A	09/06/28	--	39,900,000.00	39,900,000.00	10/06/25
9	327550009	RT	Las Vegas	NV	Actual/360	6.991%	170,406.84	0.00	0.00	N/A	06/06/28	--	29,250,000.00	29,250,000.00	10/06/25
9A	327550109				Actual/360	6.991%	58,258.75	0.00	0.00	N/A	06/06/28	--	10,000,000.00	10,000,000.00	10/06/25
10	453121120	OF	Houston	TX	Actual/360	7.630%	114,450.00	0.00	0.00	N/A	05/06/28	--	18,000,000.00	18,000,000.00	10/06/25
10A	453121117				Actual/360	7.630%	31,791.67	0.00	0.00	N/A	05/06/28	--	5,000,000.00	5,000,000.00	10/06/25
10B	453121116				Actual/360	7.630%	95,375.00	0.00	0.00	N/A	05/06/28	--	15,000,000.00	15,000,000.00	10/06/25
11	231009286	Various Various		Various	Actual/360	5.800%	173,637.50	0.00	0.00	N/A	09/01/28	--	35,925,000.00	35,925,000.00	10/01/25
12	231008906	LO	Raleigh	NC	Actual/360	6.886%	185,922.00	0.00	0.00	N/A	09/01/28	--	32,400,000.00	32,400,000.00	10/01/25
13	327550013	Various New York		NY	Actual/360	8.600%	143,333.33	0.00	0.00	N/A	09/06/28	--	20,000,000.00	20,000,000.00	10/06/25
13A	327550113				Actual/360	8.600%	71,666.67	0.00	0.00	N/A	09/06/28	--	10,000,000.00	10,000,000.00	10/06/25
14	310962955	LO	Dallas	TX	Actual/360	7.608%	155,330.00	0.00	0.00	N/A	09/11/28	--	24,500,000.00	24,500,000.00	10/11/25
15	231008820	LO	Lake Placid	NY	Actual/360	7.094%	133,012.50	0.00	0.00	N/A	07/01/28	--	22,500,000.00	22,500,000.00	10/01/25
16	231009108	MF	San Antonio	TX	Actual/360	7.145%	132,182.50	0.00	0.00	N/A	09/01/28	--	22,200,000.00	22,200,000.00	10/01/25
17	453121121	MU	New York	NY	Actual/360	7.360%	134,933.33	0.00	0.00	N/A	07/01/28	--	22,000,000.00	22,000,000.00	10/01/25
18	327550018	OF	Jersey City	NJ	Actual/360	5.840%	97,333.33	0.00	0.00	N/A	04/06/28	--	20,000,000.00	20,000,000.00	09/06/25
19	310965222	RT	Brandon	FL	Actual/360	7.620%	127,000.00	0.00	0.00	N/A	06/11/28	--	20,000,000.00	20,000,000.00	10/11/25
20	231009007	MF	Chicago	IL	Actual/360	7.260%	119,185.00	0.00	0.00	N/A	09/01/28	--	19,700,000.00	19,700,000.00	10/01/25

© 2021 Computershare. All rights reserved. Confidential.															Page 15 of 29

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
21	327550021	OF	Bellaire	TX	Actual/360	8.180%	116,329.80	13,162.14	0.00	N/A	05/01/28	--	17,065,496.58	17,052,334.44	10/01/25
22	410964243	RT	Various	CA	Actual/360	7.411%	97,269.38	0.00	0.00	N/A	08/11/28	--	15,750,000.00	15,750,000.00	10/11/25
23	310964692	OF	Boston	MA	Actual/360	6.298%	78,725.00	0.00	0.00	N/A	07/06/28	--	15,000,000.00	15,000,000.00	10/06/25
24	231008794	MU	New York	NY	Actual/360	6.290%	74,955.83	0.00	0.00	N/A	07/01/28	--	14,300,000.00	14,300,000.00	10/01/25
25	327550025	IN	Commerce	GA	Actual/360	7.740%	79,335.00	0.00	0.00	N/A	08/06/28	--	12,300,000.00	12,300,000.00	10/06/25
26	300802408	LO	Arizona	AZ	Actual/360	8.990%	90,649.17	0.00	0.00	N/A	09/01/28	--	12,100,000.00	12,100,000.00	10/01/25
27	300802409	LO	Deerfield	IL	Actual/360	8.940%	74,500.00	0.00	0.00	N/A	09/01/28	--	10,000,000.00	10,000,000.00	10/01/25
28	327550028	RT	Sicklerville	NJ	Actual/360	7.310%	49,494.79	0.00	0.00	N/A	09/06/28	--	8,125,000.00	8,125,000.00	10/06/25
29	300802407	SS	Richmond	VA	Actual/360	7.880%	42,683.33	0.00	0.00	N/A	09/01/28	--	6,500,000.00	6,500,000.00	10/01/25
30	231009281	MH	Newport News	VA	Actual/360	7.260%	38,417.50	0.00	0.00	N/A	09/01/28	--	6,350,000.00	6,350,000.00	10/01/25
31	410964079	OF	Richmond	VA	Actual/360	7.700%	33,687.50	0.00	0.00	N/A	08/11/28	--	5,250,000.00	5,250,000.00	10/11/25
32	300802403	SS	Various	MO	Actual/360	6.440%	27,906.67	0.00	0.00	N/A	08/01/28	--	5,200,000.00	5,200,000.00	10/01/25
33	231009135	SS	Various	Various	Actual/360	7.500%	27,812.50	0.00	0.00	N/A	09/01/28	--	4,450,000.00	4,450,000.00	10/01/25
34	327550034	RT	New York	NY	Actual/360	7.700%	28,233.33	0.00	0.00	N/A	09/06/28	--	4,400,000.00	4,400,000.00	10/06/25
35	327550035	MU	New York	NY	Actual/360	7.260%	18,150.00	0.00	0.00	N/A	08/06/28	--	3,000,000.00	3,000,000.00	10/06/25
36	231009210	IN	Randolph	NJ	Actual/360	8.000%	15,333.33	0.00	0.00	N/A	09/01/28	--	2,300,000.00	2,300,000.00	10/01/25
Totals							5,413,192.38	13,162.14	0.00				885,815,496.58	885,802,334.44
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 16 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	26,629,293.00	12,893,298.50	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
1A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2	29,170,830.33	16,825,134.66	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
2A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2B	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3	12,797,518.00	7,647,761.00	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
3A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4	29,905,925.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5	7,396,266.44	6,770,714.69	07/01/24	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
6	3,892,768.17	2,023,794.73	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
7	4,396,039.62	2,289,250.29	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
8	4,318,876.97	2,037,338.72	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
9	50,267,882.00	11,805,198.00	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
9A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
10	23,810,158.62	12,541,852.12	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
10A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
10B	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
11	4,688,346.59	2,344,682.06	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
12	5,714,654.75	5,541,491.41	04/01/24	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
13	6,536,592.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
13A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
14	3,919,258.67	3,617,085.26	07/01/24	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
15	2,544,509.30	2,285,001.95	07/01/24	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
16	2,181,241.04	569,764.50	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
17	0.00	3,986,862.49	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
18	23,607,528.64	10,719,470.50	01/01/25	06/30/25	--	0.00	0.00	97,270.83	97,270.83	0.00	0.00
19	22,178,035.65	11,413,541.04	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,892,997.85	2,025,936.60	04/01/24	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 17 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
21	3,997,401.23	3,059,077.50	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,737,271.73	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
23	75,161,210.52	38,704,864.00	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
24	680,214.59	422,588.97	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1,922,928.00	961,464.00	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1,395,421.67	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1,293,503.28	1,306,852.36	04/01/24	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
28	804,076.00	547,128.42	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
29	742,743.37	342,604.07	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
30	589,740.96	295,310.87	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
31	715,698.00	317,336.09	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
32	419,054.56	197,350.49	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
33	424,101.64	203,806.96	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
34	449,342.41	214,961.56	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
35	357,152.78	156,340.50	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
36	279,996.00	69,999.00	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	356,818,579.38	164,137,863.31				0.00	0.00	97,270.83	97,270.83	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 18 of 29

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 19 of 29

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
10/20/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	7.333152%	7.315141%	34
09/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	7.333165%	7.315153%	35
08/15/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	7.333173%	7.315162%	36
07/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	7.333182%	7.315171%	37
06/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	7.333195%	7.315183%	38
05/16/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	7.333203%	7.315192%	39
04/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	7.333215%	7.315204%	40
03/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	7.333224%	7.315213%	41
02/18/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	7.333243%	7.315232%	42
01/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	7.333252%	7.315240%	43
12/17/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	7.333260%	7.315248%	44
11/18/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	7.333272%	7.315260%	45
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 20 of 29

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
18	327550018	09/06/25	0	B	97,270.83	97,270.83	0.00	20,000,000.00
Totals					97,270.83	97,270.83	0.00	20,000,000.00

1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

Note: Outstanding P & I Advances include the current period advance.

© 2021 Computershare. All rights reserved. Confidential.													Page 21 of 29

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		885,802,334	885,802,334	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Oct-25	885,802,334	885,802,334	0	0	0	0
Sep-25	885,815,497	885,815,497	0	0	0	0
Aug-25	885,824,716	885,824,716	0	0	0	0
Jul-25	885,833,871	885,833,871	0	0	0	0
Jun-25	885,846,820	885,846,820	0	0	0	0
May-25	885,855,820	885,855,820	0	0	0	0
Apr-25	885,868,620	885,868,620	0	0	0	0
Mar-25	885,877,468	885,877,468	0	0	0	0
Feb-25	885,897,862	885,897,862	0	0	0	0
Jan-25	885,906,505	885,906,505	0	0	0	0
Dec-24	885,915,088	885,915,088	0	0	0	0
Nov-24	885,927,487	885,927,487	0	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 22 of 29

Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
No specially serviced loans this period

© 2021 Computershare. All rights reserved. Confidential.										Page 23 of 29

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
No specially serviced loans this period
1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 24 of 29

Modified Loan Detail

		Pre-Modification		Post-Modification			Modification	Modification
					Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number				Code¹	Date	Date	Date
No modified loans this period
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.								Page 25 of 29

Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.											Page 26 of 29

Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

© 2021 Computershare. All rights reserved. Confidential.										Page 27 of 29

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
22	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	62.37	0.00	0.00	0.00
Total	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	62.37	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total			62.37

© 2021 Computershare. All rights reserved. Confidential.												Page 28 of 29

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 29 of 29